Commitments and Contingent Liabilities (Details 1) - Operating Lease Agreement One [Member] - Motor Vehicles [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Summary of minimum future payments under operating lease
2017	$ 224
2018	144
2019	45
Total minimum future payments	$ 413